Schedule of Prepayments and Other Receivables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Prepayments And Other Receivables
Deposits for electricity	$ 345,000
Share of a bitcoin project	186,200
Prepayments and other receivables	$ 531,200